Concentrations	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS
22.	CONCENTRATIONS

Sales Concentrations

In 2013, approximately 23% of the Company’s revenue was received from one customer. In 2012, approximately 40% of the Company revenue was received from two customers.

Geographic Concentrations

The Company sells to customers located in the United States of America and in international markets. Revenues to customers outside the United States represent 32% and 28% of net revenues for the years ended December 31, 2013 and 2012, respectively. Revenues from customers in the United Kingdom represented 5% and 9% of our 2013 and 2012 revenues, respectively.

CTSAS’ operations are our only operations outside the United States of America. CTSAS’ net assets were approximately $5,245,000 and $6,278,000 as of December 31, 2013 and 2012, respectively.

Concentrations of Credit Risk Arising from Financial Instruments

As of December 31, 2013, three customers combined represented 47% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. All of these accounts receivable were collected in full in the first quarter of 2014. As of December 31, 2012, three customers combined represented 39% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable.

The Company maintains cash in several different financial institutions in amounts that typically exceed U.S. federally insured limits and in financial institutions in international jurisdictions where insurance is not provided. The Company has not experienced any losses in such accounts and the Company believes it is not exposed to significant credit risk. All cash maintained in U.S. non-interest bearing cash accounts were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage reverted to $250,000 per depositor at each financial institution and the cash balances exceed federally-insured limits by approximately $90,000. As of December 31, 2013, cash in non-U.S. bank accounts that were not insured by a federal government totaled approximately $328,000.